Equipment Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of equipment loans receivable

The composition of the equipment loans receivable in the Echo and Echo II transactions as of December 31, 2014 and 2013 is as follows:

Description	Maturity Date	Balance December 31, 2014	Balance December 31, 2013
Furniture and fixtures	6/30/16 – 4/30/18	$1,179,460	$36,860
Fitness	3/31/15	10,514	34,209
Computers	6/30/14 – 9/30/17	456,905	104,008
Forklifts and fuels cells	3/31/14 – 10/31/17	4,498,279	5,510,245
Industrial	9/30/15 – 12/31/17	1,898,917	57,060
Machine tools	9/30/15	918,445	42,221
Medical and research equipment	1/31/15 – 12/31/17	2,436,958	746,163
Total		$11,399,479	$6,530,766

Schedule of future maturities of loans receivable

The future principal maturities of the Partnership’s equipment loans receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$3,643,350
2016	3,312,790
2017	2,555,143
2018	1,818,656
2019	69,540
Total	$11,399,479

SQN AIF IV, GP LLC [Member]
Schedule of equipment loans receivable

The composition of the equipment loans receivable in the Echo and Echo II transactions as of December 31, 2014 and 2013 is as follows:

Description	Maturity Date	Balance December 31, 2014	Balance December 31, 2013
Furniture and fixtures	6/30/16 – 4/30/18	$1,179,460	$36,860
Fitness	3/31/15	10,514	34,209
Computers	6/30/14 – 9/30/17	456,905	104,008
Forklifts and fuels cells	3/31/14 – 10/31/17	4,498,279	5,510,245
Industrial	9/30/15 – 12/31/17	1,898,917	57,060
Machine tools	9/30/15	918,445	42,221
Medical and research equipment	1/31/15 – 12/31/17	2,436,958	746,163
Total		$11,399,479	$6,530,766

Schedule of future maturities of loans receivable

The future principal maturities of the Fund’s equipment loans receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$3,643,350
2016	3,312,790
2017	2,555,143
2018	1,818,656
2019	69,540
Total	$11,399,479